Equity Settled Share-based Transactions	12 Months Ended
Dec. 31, 2017
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Equity Settled Share-based Transactions
33	EQUITY SETTLED SHARE-BASED TRANSACTIONS

Pursuant to a resolution passed at the Annual General Meeting held on June 24, 2002, the current share option scheme (the “Current Scheme”) was adopted.

Under the Current Scheme, the directors of the Company may, at their discretion, invite employees, including executive directors and non-executive directors of the Company, any of its holding companies and any of their respective subsidiaries and any entity in which the Company or any of its subsidiaries holds an equity interest, to receive options to subscribe for shares of the Company. The consideration payable for the grant of option under the Current Scheme is HK$1.00.

The maximum aggregate number of shares which can be subscribed for pursuant to options that are or may be granted under the above scheme equals to 10% of the total issued share capital of the Company as of the date of adoption of the Current Scheme. Options lapsed or cancelled in accordance with the terms of the Current Scheme will not be counted for the purpose of calculating this 10% limit.

The HKEX requires the exercise price of options to be at least the higher of the closing price of the shares on the HKEX on the date on which the option was granted and the average closing price of the shares on the HKEX for the five trading days immediately preceding the date on which the option was granted.

For options granted under the Current Scheme, the exercise price of options shall be determined by the directors of the Company at their discretion provided that such price may not be set below a minimum price which is the highest of:

(i)	the closing price of the shares on the HKEX on the date on which the option was granted; and

(ii)	the average closing price of the shares on the HKEX for the five trading days immediately preceding the date on which the option was granted.

Under the Current Scheme, the term of the option is determined by the directors at their discretion, provided that all options shall be exercised within 10 years after the date on which the option is granted.

No options were outstanding as of December 31, 2016 and 2017.

No share options were granted to the directors of the company or other employees of the Group or lapsed during 2016 and 2017.